Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (115,923)	$ (1,460,451)
Other comprehensive income:
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations, net (Note 11)	110	258
Actuarial gains	0	42
Total other comprehensive income	110	300
Total comprehensive loss	(115,813)	(1,460,151)
Less: comprehensive income attributable to non-controlling interests	0	(39,144)
Comprehensive loss attributable to DryShips Inc.	$ (115,813)	$ (1,499,295)